CONVERTIBLE PREFERRED STOCK, CURRENTLY IN DEFAULT	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 10 - CONVERTIBLE PREFERRED STOCK, CURRENTLY IN DEFAULT

As of April 30, 2017, the Company had $137,500 face value of Armadillo Mining Corporation preferred stock issued in June 2011 to two unrelated parties, with accrued dividends payable of $350,539. The preferred stock carried a 25% cumulative dividend and had a mandatory redemption feature on December 31, 2011 at a price of $1.25 per share.

Effective June 19, 2017, the Company entered into agreements with the holders of the outstanding convertible preferred stock pursuant to which $137,500 principal, $359,957 accrued dividends payable and $4,571 derivative liabilities were extinguished through the issuance of a total of 24,750,000 shares of the Company’s Class A common stock, recognizing a gain on extinguishment of debt of $302,595.

In connection with the settlement of the preferred stock on June 19, 2017, the Company issued 11,250,000 shares of its Class A common stock to a non-related consultant. The shares were valued at $91,125, based on the closing market price of the stock on the date of issuance, and included in general and administrative expenses. No gain or loss was recorded on the settlement.

On June 30, 2011, the Company issued 360,000 shares of Armadillo Mining Corporation Preferred Stock to five unrelated parties in exchange for an investment of $360,000. The Preferred Stock carry a 25% cumulative dividend and have a mandatory redemption feature on December 31, 2011 at a price of $1.25 per share. We identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and considering the existence of a tainted equity environment. (See Note 11). In addition, the Company issued 360,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.60 per share on or before three years from the repayment or conversion date.

On January 6, 2012, three unrelated parties converted their Preferred Stock and accrued dividends of $312,500 into 2,983,293 shares of the Company’s common stock at a price of $.10475 per share. As of April 30, 2017 and 2016, the remaining face value of the Preferred Stock was $137,500. Accrued dividends on the Preferred Stock, included in accrued interest payable, totaled $350,539 and $281,789 as of April 30, 2017 and 2016, respectively.

Subsequent to April 30, 2017, the Company entered into agreements with the holders of the convertible preferred stock to convert all outstanding preferred stock and accrued dividends into Class A common shares of the Company (see Note 15).